Governmental Loans	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Governmental Loans

20.	GOVERNMENTAL LOANS

As at,	March 31, 2022	March 31, 2021
The carrying amount of:
Long-term portion
Federal AMF Loan, denominated in Canadian dollars , due March 1, 2028	$33.4	$39.7
Provincial MENDM Loan, denominated in Canadian dollars, due November 30, 2028	41.9	38.7
Federal SIF Agreement loan, denominated in Canadian dollars, due April 30, 2031	8.8	8.0
Federal SIF Agreement loan, denominated in Canadian dollars, due January 1, 2030	1.1	—

	$85.2	$86.4

Current portion
Federal AMF Loan, denominated in Canadian dollars	$10.0	$—

	$95.2	$86.4

Federal Economic Development Agency for Southern Ontario
On November 30, 2018, the Company, together with the Federal Economic Development Agency, through the Advanced Manufacturing Fund (“Federal AMF Loan”), entered into an agreement executed on December 19, 2018, under which, the Company will receive a $60.0 million interest free loan. Under the terms of the Federal AM Loan, the Company will be reimbursed for certain defined capital expenditures made by Old Steelco Inc. between October 1, 2014 and November 30, 2018 and by the Company between December 1, 2018 and March 31, 2021. The Company will repay the loan balance in equal monthly installments beginning on
April 1, 2022
with the final installment payable on
March 1, 2028
. Under the General Security Agreement, this facility has a third priority claim on all of the Company’s assets which is pari passu
with the Provincial MENDM Loan, defined below.
As at March 31, 2022, the Company had applied for reimbursements of $60.0 million (March 31,
2021 -
$60.0 million) and recognized a benefit, net of accretion, of $15.8 million (March 31,
2021 -
$20.3 million). Accordingly, the carrying value of the Federal AMF Loan was $43.4 million at March 31, 2022 (March 31,
2021 -
$39.7
million).
Ministry of Energy, Northern Development and Mines
On November 30, 2018, the Company entered into an agreement with the Ministry of Energy, Northern Development and Mines (the “Provincial MENDM Loan”) under which, the Company will receive a $60.0 million low interest loan. Under the terms of this agreement, the Company will be reimbursed for certain defined capital expenditures made by Old Steelco Inc. between April 1, 2017 and November 30, 2018 and by the Company between December 1, 2018 and November 30, 2024. Following the completion of the projects to which these certain defined capital expenditures relate the Company will repay the loan in monthly blended payments of principal and interest beginning on December 31, 2024 and ending on November 30, 2028. This facility bears interest at an annual interest rate equal to the greater of 2.5% per annum; and the lenders cost of funds. Under the General Security Agreement, this facility has a third priority claim on all of the Company’s assets which is pari passu
with the Federal AMF Loan.
The applicable interest rates since the inception of this agreement are as follows:

December 1, 2019 to November 30, 2020	2.500%
December 1, 2020 to November 30, 2021	2.500%
As at March 31, 2022, the Company had applied for reimbursements of $60.0 million (March 31, 2021 – $60.0 million) and recognized a benefit, net of accretion, of $18.1 million (March 31, 2021 - $
21.3 million). Accordingly, the carrying value of the Provincial MENDM Loan was $41.9 million at March 31, 2022 (March 31, 2021 - $
38.7 million).

Ministry of Industry
On March 29, 2019, the Company, together with the government of Canada, entered into an agreement whereby a benefit of $30.0 million would flow to the Company; $15.0 million in the form of a grant, and $15.0 million in the form of an interest free loan; from the Ministry of Industry, Strategic Innovation Fund (the “SIF Agreement”). Under the terms of this agreement, the Company will be reimbursed for certain defined capital expenditures made by Old Steelco Inc. between November 1, 2018 and November 30, 2018 and by the Company between December 1, 2018 and May 1, 2021. Following the completion of the projects to which these certain defined capital expenditures relate the Company will repay the $15.0 million interest free loan portion of this agreement in equal annual payments beginning on April 30, 2024 and ending on April 30, 2031. The agreement is guaranteed by the Company’s parent, Algoma Steel Intermediate Holdings Inc.
At March 31, 2022, the Company had applied for reimbursements of
$15.0
million under the grant portion of the agreement (March 31, 2021 -
$
15.0 million), and recognized a benefit of $15.0
million (March 31, 2021 - $
15.0 million). Additionally, at March 31, 2022, the Company had applied for reimbursements of $15.0 million under the loan portion of the agreement (March 31, 2021 – $6.3 million), and had recognized a benefit, net of accretion, of $6.2 million (March 31, 2021 – $3.9 million). The carrying value of the Federal SIF Agreement was $8.8 million at March 31, 2022 (March 31, 2021 – $8.0 million).
On September 20, 2021, the Company, together with the government of Canada, entered into an agreement of which a benefit of up to

$200.0
million would flow to the Company in the form of a loan from the SIF. Under the terms of the SIF agreement, the Company will be reimbursed for certain defined capital expenditures incurred to transition from blast furnace steel production to EAF steel production between March 3, 2021 and March 31, 2025. Annual repayments of the SIF loan will be scalable based on the Company’s greenhouse gas emission performance.
As at March 31, 2022, the Company had applied for reimbursements under the SIF loan agreement of $2.2 million for which the amount is receivable (March 31, 2021 – nil), and recognized a benefit in respect of this agreement of $1.1 million (March 31, 2021 –
nil). As at March 31, 2022, the total benefit recognized in respect of this agreement was $1.1 million (March 31, 2021 -
nil). Accordingly, the carrying value of the SIF EAF Agreement was $1.1 million (March 31, 2021 – nil).
Canada Infrastructure Bank
On September 20, 2021, the Company, entered into an agreement of which a benefit of up to $220.0 million would flow to the Company in the form of a loan from the CIB. CIB is an independent bank incorporated by special legislation, is not an agency of the government of Canada, but is accountable to the government of Canada
through the Minister of Infrastructure and Communities. Further, on November 29, 2021, the CIB and the Company entered into a definitive agreement. Under the terms of the CIB agreement, the Company may draw on a
non-revolving
construction credit facility. Following the completion of the project, quarterly payments including interest at a rate per annum equal to the base rate from the date of borrowing until November 27, 2031, then at a base rate plus 150 basis points until maturity of the loan are required prior to the loan maturity date, November 26, 2046. As of March 31, 2022, the Company has not drawn on this facility.
The changes in the Company’s Long-term governmental loan facilities arising from financing activities are presented below:

	Governmental Loan Issued (Repaid)	Governmental loan benefit recognized immediately	Acretion of governmental loan benefit	Carrying value
Federal AMF Loan
Balance at March 31, 2021	$60.2	$(26.5)	$6.0	$39.7
	(0.8)	—	4.5	3.7
Balance at March 31, 2022	$59.4	$(26.5)	$10.5	$43.4
Provincial MENDM Loan
Balance at March 31, 2021	$59.9	$(26.4)	$5.2	$38.7
	—	—	3.2	3.2
Balance at March 31, 2022	$59.9	$(26.4)	$8.4	$41.9
Federal SIF Loan
Balance at March 31, 2021	$15.0	$(7.8)	$0.8	$8.0
	—	—	0.8	0.8
Balance at March 31, 2022	$15.0	$(7.8)	$1.6	$8.8
Federal SIF Loan (EAF)
Balance at March 31, 2021	$—	$—	$—	$—
	2.2	(1.1)	—	1.1
Balance at March 31, 2022	$2.2	$(1.1)	$—	$1.1
Total, Governmental Loans
Balance at March 31, 2021	$135.1	$(60.7)	$12.0	$86.4
	1.4	(1.1)	8.5	8.8
Balance at March 31, 2022	$136.5	$(61.8)	$20.5	$95.2